Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 9. Employee Benefit Plans

The Company maintains defined contribution benefit plans under Section 401(k) of the Internal Revenue Code covering substantially all qualified employees of the Company (the “401(k) Plan”). Under the 401(k) Plan, the Company may make discretionary contributions of up to 100% of employee contributions. During the three months ended March 31, 2019 and 2018, the Company made contributions to the 401(k) Plan of $4 and $18, respectively.

Note 14. Employee Benefit Plans

The Company maintains defined contribution benefit plans under Section 401(k) of the Internal Revenue Code covering substantially all qualified employees of the Company (the “401(k) Plan”). Under the 401(k) Plan, the Company may make discretionary contributions of up to 100% of employee contributions. During the year ended December 31, 2018 and 2017, the Company made contributions to the 401(k) Plan of $18 and $10, respectively.